CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net earnings	$ 444	$ 387	$ 1,002	$ 899
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	454	421	911	830
Amortization - intangible assets	39	39	78	77
Amortization - other	19	20	38	40
Deferred income tax expense	58	21	124	51
Equity component, allowance for funds used during construction (Note 10)	(42)	(32)	(81)	(62)
Other	7	22	19	22
Change in long-term regulatory assets and liabilities	(43)	(20)	(19)	(100)
Change in working capital (Note 12)	(132)	(44)	(55)	(175)
Cash from operating activities	804	814	2,017	1,582
Investing activities
Additions to property, plant and equipment	(1,479)	(1,064)	(2,962)	(2,135)
Additions to intangible assets	(65)	(48)	(125)	(90)
Contributions in aid of construction	144	24	312	51
Contribution to equity-accounted investee	(27)	0	(27)	0
Other	(83)	(59)	(133)	(112)
Cash used in investing activities	(1,510)	(1,147)	(2,935)	(2,286)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 7)	96	1,071	1,131	1,418
Repayments of long-term debt and finance leases	(27)	(692)	(62)	(696)
Borrowings under committed credit facilities	3,332	1,824	6,390	3,728
Repayments under committed credit facilities	(2,985)	(1,593)	(6,358)	(3,330)
Net change in short-term borrowings	230	(59)	277	(52)
Issue of common shares, net of costs and dividends reinvested	9	8	34	21
Dividends
Common shares, net of dividends reinvested	(191)	(184)	(383)	(363)
Preference shares	(20)	(18)	(41)	(36)
Subsidiary dividends paid to non-controlling interests	(17)	(24)	(44)	(54)
Other	10	(14)	(8)	(13)
Cash from financing activities	437	319	936	623
Effect of exchange rate changes on cash and cash equivalents	(20)	6	(17)	17
Change in cash and cash equivalents	(289)	(8)	1	(64)
Cash and cash equivalents, beginning of period	510	569	220	625
Cash and cash equivalents, end of period	$ 221	$ 561	$ 221	$ 561